Commitments	12 Months Ended
Dec. 31, 2022
Commitments
Commitments

23. Commitments

(a)Commitments relating to the vessels under construction (Note 6) on December 31, 2022 payable to DSME were as follows:

As of December 31,
2022
Not later than one year	123,855
Later than one year and not later than three years	576,727
Total	700,582

All installments, including the delivery installment but excluding the part of the initial installments that were already paid by the Company to the shipyard, will be paid directly to DSME by CMBFL according to the terms of the 4xNB SLBs (Note 13). The delivery installment is subject to a fair market value test.

(b)Commitments relating to the vessels under construction (Note 6) on December 31, 2022 payable to Keppel not later than one year were $61,836.
(c)Future minimum lease payments receivable in relation to non-cancellable time charter agreements for vessels in operation, including vessels under a lease (Note 7) as of December 31, 2022 are as follows (30 off-hire days are assumed when each vessel will undergo scheduled dry-docking; in addition, early delivery of the vessels by the charterers or any exercise of the charterers’ options to extend the terms of the charters are not accounted for):

As of December 31,
2022
Not later than one year	656,072
Later than one year and not later than two years	477,474
Later than two years and not later than three years	379,389
Later than three years and not later than four years	287,113
Later than four years and not later than five years	214,922
Later than five years	210,599
Total	2,225,569

Future minimum lease payments receivable disclosed in the above table exclude the lease payments of the vessels that are under construction as of December 31, 2022 (Note 6). For these vessels, the following charter party agreements have been signed:

●	In February 2022, GAS-thirty nine Ltd. signed an agreement with Mitsui for its newbuilding Hull No. 2533 to be chartered to Mitsui upon delivery in 2024 for an initial term of nine years.
●	In February 2022, GAS-forty Ltd. signed an agreement with Woodside Energy Shipping Singapore Pte Ltd. (“Woodside”) for its newbuilding Hull No. 2534 to be chartered to Woodside upon delivery in 2025 for an initial term of ten years.
●	In February 2022, GAS-forty one Ltd. signed an agreement with Woodside for its newbuilding Hull No. 2535 to be chartered to Woodside upon delivery in 2025 for an initial term of ten years.
●	In April 2022, GAS- thirty eight Ltd. signed an agreement with a multinational oil and gas company for its newbuilding Hull No. 2532 to be chartered to the multinational oil and gas company upon delivery in 2024 for an initial term of seven years.
(d)In the period commencing September 2017 until June 2021, GasLog LNG Services Ltd. entered into new or renewed maintenance agreements with Wartsila Greece S.A. (“Wartsila”) in respect of twenty-four LNG carriers. The agreements ensure dynamic maintenance planning, technical support, security of spare parts supply, specialist technical personnel and performance monitoring.
(e)In March 2019, GasLog LNG Services entered into an agreement with Samsung in respect of nineteen of GasLog’s vessels. The agreement covers the supply of ballast water management systems on board the vessels by Samsung and associated field, commissioning and engineering services for a firm period of six years. As of December 31, 2022, ballast water management systems had been installed on fourteen out of the nineteen vessels.
(f)In October 2021, GasLog LNG Services entered into long term service agreements with Hyundai Global Service Europe B.V. (“Hyundai”) in respect of six of GasLog’s vessels. The agreement covers the supply of spare parts and/or services to maintain the engines of these vessels for a period of five years.
(g)Other Guarantees:

As of December 31, 2022, GasLog LNG Services Ltd. has provided bank guarantees as follows:

●	Up to $250 to third parties relating to the satisfactory performance of its ship management activities;
●	Bank guarantee of $10 to the Greek Ministry of Finance relating to the satisfactory performance of the obligations arising under Greek laws 89/1967, 378/1968 as amended by law 814/1978.
●	Bank guarantee of $338 relating to the United Kingdom Mutual Steamship Assurance Association Limited relating to the punctual payment in the event a supplementary call is levied for policy years in which GasLog vessels were entered with the club.
●	Bank guarantee for $337 relating to the participation in an FSRU tender.